Authorised and issued share capital - Summary of Authorised and Issued Share Capital (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£) shares	Dec. 31, 2014 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance	£ 133.2
Issued and fully paid capital, Ending balance	£ 133.3	£ 133.2
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised | shares	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Nominal value of Authorised shares	£ 175.0	£ 175.0	£ 175.0	£ 175.0
Number of shares issued and fully paid, Beginning balance | shares	1,331,880,730	1,329,366,024	1,325,747,724
Exercise of share options | shares	630,822	2,514,706	3,618,300
Number of shares issued and fully paid, Ending balance | shares	1,332,511,552	1,331,880,730	1,329,366,024
Issued and fully paid capital, Beginning balance	£ 133.2	£ 132.9	£ 132.6
Exercise of share options	0.1	0.3	0.3
Issued and fully paid capital, Ending balance	£ 133.3	£ 133.2	£ 132.9